Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Rental income	$ 107,170	$ 70,179	$ 69,887	$ 69,296	$ 66,030	$ 64,478	$ 64,061	$ 63,611	$ 316,532	$ 258,180	$ 248,549
Net income (loss) available for common shareholders per common share	$ (18,266)	$ 10,989	$ 11,677	$ 7,415	$ 12,065	$ 11,578	$ 16,813	$ 17,387	$ 11,815	$ 57,843	$ (209,961)
Net income (loss) available for common shareholders per common share (basic and diluted) (in dollars per share)	$ (0.18)	$ 0.11	$ 0.16	$ 0.10	$ 0.17	$ 0.16	$ 0.24	$ 0.24	$ 0.14	$ 0.81	$ (2.97)
Common distributions declared (in dollars per share)	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 1.72	$ 1.72	$ 1.72